Revenue - Summary of Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Revenue from contract with customers	¥ 58,470	¥ 120,796
Total revenue from contracts with customers	58,470	120,796
Total revenue from contracts with customers	58,470	120,796
Revenue	58,727	120,986	¥ 115,278
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	45,222	79,868
Total revenue from contracts with customers	45,222	79,868
Total revenue from contracts with customers	45,222	79,868
International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	12,759	37,082
Total revenue from contracts with customers	12,759	37,082
Total revenue from contracts with customers	12,759	37,082
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	489	3,846
Total revenue from contracts with customers	489	3,846
Total revenue from contracts with customers	489	3,846
Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	58,470	120,796
Total revenue from contracts with customers	58,470	120,796
Total revenue from contracts with customers	58,470	120,796
Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,499	2,052
Total revenue from contracts with customers	1,499	2,052
Total revenue from contracts with customers	1,499	2,052
Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,499)	(2,052)
Total revenue from contracts with customers	(1,499)	(2,052)
Total revenue from contracts with customers	(1,499)	(2,052)
Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	49,215	110,416
Total revenue from contracts with customers	49,215	110,416
Total revenue from contracts with customers	49,215	110,416
Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	4,895	3,826
Total revenue from contracts with customers	4,895	3,826
Total revenue from contracts with customers	4,895	3,826
Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	14	878
Total revenue from contracts with customers	14	878
Total revenue from contracts with customers	14	878
Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	818	1,180
Total revenue from contracts with customers	818	1,180
Total revenue from contracts with customers	818	1,180
Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,206	2,485
Total revenue from contracts with customers	2,206	2,485
Total revenue from contracts with customers	2,206	2,485
Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,322	2,011
Total revenue from contracts with customers	1,322	2,011
Total revenue from contracts with customers	1,322	2,011
Rental Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	257	190	68
Total revenue from contracts with customers	257	190	68
Total revenue from contracts with customers	257	190	68
Airline transportation operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	58,168	119,176
Total revenue from contracts with customers	58,168	119,176
Total revenue from contracts with customers	58,168	119,176
Airline transportation operations [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	44,920	78,248
Total revenue from contracts with customers	44,920	78,248
Total revenue from contracts with customers	44,920	78,248
Airline transportation operations [member] | International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	12,759	37,082
Total revenue from contracts with customers	12,759	37,082
Total revenue from contracts with customers	12,759	37,082
Airline transportation operations [member] | Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	489	3,846
Total revenue from contracts with customers	489	3,846
Total revenue from contracts with customers	489	3,846
Airline transportation operations [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	58,168	119,176
Total revenue from contracts with customers	58,168	119,176
Total revenue from contracts with customers	58,168	119,176
Airline transportation operations [member] | Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	49,215	110,416
Total revenue from contracts with customers	49,215	110,416
Total revenue from contracts with customers	49,215	110,416
Airline transportation operations [member] | Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	4,895	3,826
Total revenue from contracts with customers	4,895	3,826
Total revenue from contracts with customers	4,895	3,826
Airline transportation operations [member] | Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	818	1,180
Total revenue from contracts with customers	818	1,180
Total revenue from contracts with customers	818	1,180
Airline transportation operations [member] | Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,206	2,485
Total revenue from contracts with customers	2,206	2,485
Total revenue from contracts with customers	2,206	2,485
Airline transportation operations [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,034	1,269
Total revenue from contracts with customers	1,034	1,269
Total revenue from contracts with customers	1,034	1,269
Other Operation [member]
Disclosure of revenue [line items]
Revenue from contract with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Other Operation [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Other Operation [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Total revenue from contracts with customers	302	1,620
Other Operation [member] | Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,499	2,052
Total revenue from contracts with customers	1,499	2,052
Total revenue from contracts with customers	1,499	2,052
Other Operation [member] | Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,499)	(2,052)
Total revenue from contracts with customers	(1,499)	(2,052)
Total revenue from contracts with customers	(1,499)	(2,052)
Other Operation [member] | Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	14	878
Total revenue from contracts with customers	14	878
Total revenue from contracts with customers	14	878
Other Operation [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	288	742
Total revenue from contracts with customers	288	742
Total revenue from contracts with customers	288	742
Contracts with customers [member]
Disclosure of revenue [line items]
Revenue from contract with customers	58,470	120,796	115,210
Total revenue from contracts with customers	58,470	120,796	115,210
Total revenue from contracts with customers	¥ 58,470	¥ 120,796	¥ 115,210